Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document And Entity Information
Document Type	6-K
Document Period End Date	Sep. 30, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Amendment Flag	false